                           -------------------------
                             State Street Research
                           -------------------------
                                TAX-EXEMPT FUND
                           -------------------------

                           SEMIANNUAL REPORT
                           June 30, 2002

                           ------------------
                             WHAT'S INSIDE
                           ------------------

                           INVESTMENT UPDATE
                           About the Fund,
                           Economy and Markets

                           FUND INFORMATION
                           Facts and Figures

                           PLUS, COMPLETE PORTFOLIO HOLDINGS
                           AND FINANCIAL STATEMENTS

                                                    ---------------------------
                                                             DALBAR
                                                           MUTUAL FUND
                                                          SERVICE AWARD
                                                               2001
                                                    ---------------------------

                                                          For Excellence
                                                            in Service

[logo] STATE STREET RESEARCH

STATE STREET RESEARCH TAX-EXEMPT FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY
o After positive economic growth of 5.0% in the first quarter, the economy subsided into a more sustainable rate of expansion by midyear.

o  Capital goods spending rose modestly, notably for computers and electronics.

o Consumer demand helped shrink business inventories and homebuilding remained firm.

o The Federal Reserve Board held interest rates steady during the first half of the year.

THE MARKETS
o Bonds generally outperformed stocks. The Lehman Brothers Aggregate Bond Index gained 3.79% and the Merrill Lynch Mortgage-Backed Securities Index was up 4.65% for the six months ended June 30, 2002.(1)

o Major U.S. stock market indexes continued to slide during the period. The S&P 500 Index was down 13.15%.(1) The Nasdaq was off -24.98%.

THE FUND
OVER THE PAST SIX MONTHS
o For the six months ended June 30, 2002, Class A shares of State Street Research Tax-Exempt Fund returned 4.21% (does not reflect sales charge).(2) The fund slightly underperformed the Lehman Brothers Municipal Bond Index, which gained 4.64% over the same period.(1)

o An overweight in lower-investment-grade and below-investment-grade bonds hurt performance modestly. However, individual credit performance was a strong positive.

o The fund benefited from an underweight in long intermediate securities, which outperformed in the first half of 2002.

CURRENT STRATEGY
o We expect interest rates to rise gradually for the remainder of 2002. We believe a falling U.S. dollar, increasing concerns about inflation and an economic recovery could lead to slight interest rate increases in the U.S.

o We continue to favor higher-yielding bonds as a result of a more favorable view on the individual credits.

June 30, 2002

(1) The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Lehman Brothers Aggregate Bond Index includes fixed- rate debt issues rated investment-grade or higher. The Merrill Lynch Mortgage-Backed Securities Index measures the performance of U.S. dollar- denominated 30- year, 15-year and balloon pass- through mortgage securities having at least $150 million outstanding per generic production year (the year the underlying mortgages were issued). The Lehman Brothers Municipal Bond Index is comprised of 8,000 fixed- rate, investment- grade municipal bonds, all from issues larger than $50 million and with maturities greater than two years. The indexes do not take transaction charges into consideration. It is not possible to invest directly in an index.

(2) 3.74% for Class B(1) shares; 3.85% for Class B shares; 3.86% for Class C shares; 4.38% for Class S shares.

(3) KEEP IN MIND THAT PAST PERFORMANCE IS NO GURANTEE OF FUTURE RESULTS. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B (1) was introduced on January 1, 1999.

(4) Performance reflects a maximum 4.5% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable.

(5) Class S shares, offered without a sales charge, are available through special programs.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.
--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended June 30, 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(3)(4)(5)
-----------------------------------------------------------------------
                      10 YEARS          5 YEARS          1 YEAR
-----------------------------------------------------------------------
Class A                 5.30%            4.38%            1.76%
-----------------------------------------------------------------------
Class B(1)              5.06%            4.21%            0.83%
-----------------------------------------------------------------------
Class B                 5.08%            4.25%            0.81%
-----------------------------------------------------------------------
Class C                 5.08%            4.59%            4.82%
-----------------------------------------------------------------------
Class S                 6.02%            5.63%            6.89%
-----------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(does not reflect sales charge)(3)(5)
-----------------------------------------------------------------------
                      10 YEARS          5 YEARS          1 YEAR
-----------------------------------------------------------------------
Class A                 5.78%            5.35%            6.55%
-----------------------------------------------------------------------
Class B(1)              5.06%            4.55%            5.83%
-----------------------------------------------------------------------
Class B                 5.08%            4.59%            5.81%
-----------------------------------------------------------------------
Class C                 5.08%            4.59%            5.82%
-----------------------------------------------------------------------
Class S                 6.02%            5.63%            6.89%
-----------------------------------------------------------------------

                                              TAXABLE
                                             EQUIVALENT
                                                YIELD
                                            (35% federal
                               YIELD        tax bracket)
----------------------------------------------------------
Class A                        4.06%           6.25%
----------------------------------------------------------
Class B(1)                     3.56%           5.48%
----------------------------------------------------------
Class B                        3.55%           5.46%
----------------------------------------------------------
Class C                        3.55%           5.46%
----------------------------------------------------------
Class S                        4.56%           7.02%
----------------------------------------------------------

Yield is based on net investment income for the 30 days ended June 30, 2002. While a substantial portion of income will be exempt from federal income tax, investors may be subject to alternative minimum tax and income may be subject to state or local tax. Investors should consult their tax adviser.

BOND QUALITY RATINGS*
(by percentage of long term investments)

                AAA                  42%
                AA                   16%
                A                    12%
                BBB                  23%
                BB                    7%

As rated by Standard & Poor's Corporation or Moody's Investors Service, Inc.

* 15% of the above bonds were not rated but were included among relevant rating categories as determined by the fund's manager.

STATE STREET RESEARCH TAX-EXEMPT FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
June 30, 2002 (Unaudited)

------------------------------------------------------------------------------------------------
                                                          PRINCIPAL      MATURITY       VALUE
                                                            AMOUNT         DATE        (NOTE 1)
------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 100.9%
ARIZONA 0.8%

City of Phoenix Civic Improvement Corp., Senior Lien
Airport, Revenue Refunding Bonds, Series 2002 B
(AMT), FGIC Insured, 5.75% ............................   $ 2,000,000    7/01/2014     $  2,198,820
                                                                                       ------------
CALIFORNIA 11.8%

Santa Clara County Financing Authority, (VMC Facility
Replacement Project), 1994 Series A Bonds, Ambac
Insured, 7.75% ........................................     1,000,000   11/15/2008        1,253,840

Foothill/Eastern Transportation Corridor Agency,
Senior Lien Convertible Capital Appreciation Bonds
Series 1995A, 0.00% ...................................     1,695,000    1/01/2010        1,753,173

Port Hueneme Redevelopment Agency, Central Community
Project, Tax Allocation Refunding Bonds, 1993, Ambac
Insured, 5.50% ........................................     1,800,000    5/01/2014        2,017,350

California Pollution Control Financing Authority,
Pollution Control Refunding Revenue Bonds, (San Diego
Gas & Electric Company), 1996 Series A, 5.90% .........     2,200,000    6/01/2014        2,323,464

Oakland Joint Powers Financing Authority, Lease
Revenue Refunding Bonds, (Oakland Convention
Centers), Series 2001, Ambac Insured, 5.50% ...........     2,000,000   10/01/2014        2,248,020

California Educational Facilities Authority, Series
1994 Revenue Bonds, (Southwestern University
Project), Series 1995, 6.60% ..........................     1,000,000   11/01/2014        1,110,660

County of Madera, California, Certificates of
Participation, (Valley Childrens Hospital Project),
Series 1995, MBIA Insured, 6.50% ......................     1,000,000    3/15/2015        1,215,310

California Pollution Control Financing Authority,
Pollution Control Revenue Bonds, (San Diego Gas &
Electric Company), 1991 Series A, Subject to AMT,
6.80% .................................................       600,000    6/01/2015          685,836

Roseville Joint Union High School District, 1992
General Obligation Bonds, Series B, FGIC Insured, 0.00%     1,000,000    8/01/2015          529,980

Foothill/Eastern Transportation Corridor Agency, Toll
Road Revenue Bonds (Fixed Rate), Capital Appreciation
Bonds, Senior Lien Series 1995 A, 0.00% ...............     5,000,000    1/01/2019        2,133,900

Redevelopment Agency of the City of Pittsburg,
California, Tax Allocation Bonds, (Los Medanos
Community Development Project), Series 1999, Ambac
Insured, 0.00% ........................................     2,000,000    8/01/2019          810,520

County of Sacramento, Laguna Creek Ranch/Elliott
Ranch Community Facilities District No.1, (Elliott
Ranch), Improvement Area No. 2 Special Tax Refunding
Bonds, 6.30% ..........................................     3,000,000    9/01/2021        3,130,140

Anaheim Public Financing Authority, Lease Revenue
Bonds, (Anaheim Public Improvement Project),
Subordinate, 1997 Series C, Capital Appreciation
Bonds, FSA Insured, 0.00% .............................     3,125,000    9/01/2025          864,031

City of Davis, Public Facilities Financing Authority,
Local Agency Revenue Bonds, 1997 Series A, 6.60% ......     1,000,000    9/01/2025        1,049,000

Sacramento, California, City Financing Authority,
Senior Revenue Bonds, (Sacramento Convention Center
Hotel Project), 1999 Series A, 6.25% ..................     3,000,000    1/01/2030        2,983,200

Foothill/Eastern Transportation Corridor Agency, Toll
Road Revenue Bonds Series 1995A Senior Lien, Pre-
Refunding to
1/01/2007 @ 96.22, 6.50%* .............................     6,000,000    1/01/2032        6,954,780

California Educational Facilities Authority, Revenue
Bonds, (Pepperdine University), Series 2002 A, 5.50% ..     1,000,000    8/01/2032        1,024,040
                                                                                       ------------
                                                                                         32,087,244
                                                                                       ------------
COLORADO 5.4%

Colorado Water Resources and Power Development
Authority, Wastewater Revolving Fund, Refunding
Revenue Bonds, Series A, 5.25% ........................     1,000,000    9/01/2014        1,088,760

Colorado Water Resources and Power Development
Authority, Wastewater Revolving Fund, Refunding
Revenue Bonds, Series A, 5.00% ........................       590,000    9/01/2015          625,984

E-470 Public Highway Authority, Senior Revenue Bonds,
(Capital Appreciation Bonds), Series 1997B, MBIA
Insured, 0.00% ........................................     5,000,000    9/01/2016        2,472,550

Eaglebend Affordable Housing Corporation, Revenue
Refunding Bonds, (Multifamily Housing Project),
Series 1997A, 6.45% ...................................     2,000,000    7/01/2021        1,967,760

Arapahoe County, Colorado, Public Highway Authority,
Capital Improvement Trust Fund, Highway Revenue Bond,
(E-470 Project), Pre-Refunded to 8/31/2005 @ 103,
7.00% .................................................     5,000,000    8/31/2026        5,816,300

Colorado Housing and Finance Authority, Single Family
Program Senior and Subordinate Bonds, 2001 Series
A-2, Senior Bonds (AMT), 6.50% ........................     1,200,000    8/01/2031        1,333,260

Northwest Parkway Public Highway Authority, Revenue
Bonds, First Tier Subordinate Bonds (Current Interest
Bonds), Series 2001D, 7.125% ..........................     1,500,000    6/15/2041        1,542,450
                                                                                       ------------
                                                                                         14,847,064
                                                                                       ------------

CONNECTICUT 4.8%

State of Connecticut, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, 1991 Series
A, 6.50% ..............................................     1,500,000   10/01/2012        1,802,385

State of Connecticut Health and Educational
Facilities Authority, Revenue Bonds, University of
Hartford Issue,
Series D, 6.80% .......................................     5,000,000    7/01/2022        5,102,100

State of Connecticut Health and Educational
Facilities Authority, Revenue Bonds, Quinnipiac
College Issue, Series D, 6.00% ........................     1,465,000    7/01/2023        1,469,966

State of Connecticut Health and Educational
Facilities Authority, Revenue Bonds, Quinnipiac
College Issue, Series D, Pre-Refunded to 7/1/2023 @
98.25, 6.00% ..........................................     3,000,000    7/01/2023        3,190,710

State of Connecticut Health and Educational
Facilities Authority, Revenue Bonds, Yale University
Issue, Series W, 5.125% ...............................     1,500,000    7/01/2027        1,502,085
                                                                                       ------------
                                                                                         13,067,246
                                                                                       ------------

FLORIDA 9.5%

Heritage Harbor Development District, (Hillsborough
County, Florida), Special Assessment Revenue Bonds,
Series 1997B, 6.00% ...................................       525,000    5/01/2003          525,226

City of Tampa, Florida Water and Sewer System
Refunding Revenue Bonds, Series 2002, FSA Insured,
5.50% .................................................     1,000,000   10/01/2011        1,117,920

Orlando Utilities Commission, Water and Electric
Subordinated Revenue Bonds, Series D, 6.75% ...........     5,000,000   10/01/2017        6,125,450

Grand Haven Community Development District (Flagler
County, Florida), Special Assessment Bonds, Series
1997 B, 6.90% .........................................       690,000    5/01/2019          701,157

North Springs Improvement District, (Broward County,
Florida), Special Assessment Bonds, (Heron Bay
Project), Series 1997, 7.00% ..........................       687,000    5/01/2019          716,417

Orange County, Florida, Health Facilities Authority,
First Mortgage Revenue Bonds, (Orlando Lutheran
Towers, Inc.), Series 1996, 8.75% .....................     5,000,000    7/01/2026        5,363,800

Volusia County Educational Facility Authority,
Educational Facilities Revenue Bonds, (Embry-Riddle
Aeronautical University Project), Series 1996A,
                                                  6.125%    5,000,000   10/15/2026        5,192,200

Northern Palm Beach County, Florida, Improvement
District, Water Control and Improvement Bonds, Unit
of Development No. 9A, Series 1996A, 7.30% ............     3,000,000    8/01/2027        3,189,330

Capital Trust Agency, Revenue Bonds, (Seminole Tribe
of Florida Convention and Resort Hotel Facilities),
Series 2002 A, 10.00% .................................     3,000,000   10/01/2033        3,018,660
                                                                                       ------------
                                                                                         25,950,160
                                                                                       ------------
GEORGIA 7.6%

State of Georgia, General Obligation Bonds, Series
1992B, 6.25% ..........................................   $ 4,300,000    3/01/2011     $  5,004,727

State of Georgia, General Obligation Bonds, Series
1994E, 6.75% ..........................................     1,000,000   12/01/2012        1,230,110

City of Atlanta, Airport General Revenue Refunding
Bonds, Series 2000C, Subject to (AMT), FGIC Insured,
6.25% .................................................     3,070,000    1/01/2014        3,440,457

Municipal Electric Authority of Georgia, Project One
Subordinated Bonds, Series 1998A, MBIA Insured, 5.25%       2,000,000    1/01/2014        2,166,320

Metropolitan Atlanta Rapid Transit Authority,
Georgia, Sales Tax Revenue Bonds, Refunding Series P,
Ambac Insured, 6.25% ..................................     4,930,000    7/01/2020        5,801,821

City of Atlanta, Airport General Revenue and
Refunding Bonds, Series 2000A, FGIC Insured, 5.50% ....     3,000,000    1/01/2026        3,088,380
                                                                                       ------------
                                                                                         20,731,815
                                                                                       ------------

ILLINOIS 2.3%

State of Illinois, General Obligation Bonds, Illinois
FIRST, Series 2001, MBIA Insured, 5.50% ...............     3,000,000    8/01/2017        3,293,070

Illinois Development Finance Authority, State of
Illinois Revolving Fund Revenue Bonds, Master Trust,
Series 2002, 5.50% ....................................     2,000,000    9/01/2017        2,135,600

Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series
2002A, MBIA Insured, 5.00% ............................     1,000,000   12/15/2028          962,370
                                                                                       ------------
                                                                                          6,391,040
                                                                                       ------------

MAINE 1.3%

Finance Authority of Maine, Revenue Obligation
Securities, (Huntington Common Project), Series
1997A, 7.50% ..........................................     4,000,000    9/01/2027        3,419,200
                                                                                       ------------
MARYLAND 2.8%

County of Anne Arundel, Maryland Economic
Development, Revenue Bonds, (Anne Arundel Community
College Project),
Series 2002, 5.125% ...................................       400,000    9/01/2022          397,484

Howard County, Maryland, Multifamily Mortgage
Refunding Bonds,(Chase Glen Project), Series 1994,
Mandatory Put
7/1/2004 @ 100, 7.00% .................................     5,000,000    7/01/2024        5,179,150

County of Anne Arundel, Maryland, Special Obligation
Revenue Bonds, (Arundel Mills Project), 7.10% .........     2,000,000    7/01/2029        2,152,580
                                                                                       ------------
                                                                                          7,729,214
                                                                                       ------------

MASSACHUSETTS 6.1%

Massachusetts Industrial Finance Agency, First
Mortgage Revenue Bonds, (Berkshire Retirement
Community, Lenox-1994 Issue) Series A, 6.375% .........     1,500,000    7/01/2005        1,558,035

The Commonwealth of Massachusetts, General Obligation
Refunding Bonds, Series 2000 A, MBIA Insured, 5.50%+ ..     2,000,000    2/01/2008        2,167,420

Massachusetts Bay Transportation Authority, General
Transportation System Bonds, Refunding Bonds, 1994
Series A, 7.00% .......................................     3,385,000    3/01/2014        4,185,417

The Commonwealth of Massachusetts, General Obligation
Bonds, Consolidated Loan of 2000, Series B, 5.25% .....     3,000,000    6/01/2017        3,298,410

Massachusetts Water Pollution Abatement Trust, Water
Pollution Abatement Revenue Bonds, (MWRA Program),
Subordinated Series 1999 A, 6.00% .....................     3,000,000    8/01/2017        3,480,000

Massachusetts Industrial Finance Agency, (Marina Bay
LLC Project-1997 Issue), 7.50% ........................     2,000,000   12/01/2027        2,073,620
                                                                                       ------------
                                                                                         16,762,902
                                                                                       ------------
MICHIGAN 0.8%

State of Michigan, General Obligation Refunding
Bonds, Series 2001, 5.50% .............................     1,000,000   12/01/2015        1,113,280

Oxford Area Community Schools, Counties of Oakland
and Lapeer, State of Michigan, 2001 School Building
and Site Bonds, (General Obligation-Unlimited Tax),
5.50% .................................................     1,000,000    5/01/2017        1,071,970
                                                                                       ------------
                                                                                          2,185,250
                                                                                       ------------
MISSOURI 0.8%

State Environmental Improvement and Energy Resources
Authority (State of Missouri), Water Pollution
Revenue Refunding Bonds (State Revolving Fund
Program-Master Trust), Series 2001B, 5.50% ............     2,000,000    7/01/2016        2,216,060
                                                                                       ------------
NEVADA 3.8%

Clark County School District, Nevada, General
Obligation (Limited Tax), Building and Renovation
Bonds, Series 1997B, FGIC Insured, 5.25% ..............     5,045,000    6/15/2017        5,197,006

State of Nevada, General Obligation (Limited Tax)
Bonds, Nevada Municipal Bond Bank Project Nos. 49 and
50, Series November 1, 1995A, FGIC Insured, 5.50% .....     5,000,000   11/01/2025        5,083,450
                                                                                       ------------
                                                                                         10,280,456
                                                                                       ------------
NEW JERSEY 2.3%

New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, 1996 Series B, 5.00% .....     5,000,000    6/15/2017        5,110,450

New Jersey Transportation Trust Fund Authority,
Transportation Systems,
Series B, MBIA Insured, 6.00% .........................     1,000,000   12/15/2019        1,123,980
                                                                                       ------------
                                                                                          6,234,430
                                                                                       ------------
NEW MEXICO 1.5%

City of Farmington, New Mexico, Pollution Control
Revenue Refunding Bonds, (Public Service Company of
New Mexico San Juan Project), 1997 Series D, 6.375% ...     4,000,000    4/01/2022        4,091,880
                                                                                       ------------
NEW YORK 19.9%

City of Niagara Falls, Niagara County, New York,
Water Treatment Plant (Serial) Bonds, 1994 (AMT),
MBIA Insured, 8.50% ...................................     1,000,000   11/01/2006        1,216,030

County of Onondaga, New York, General Improvement
(Serial) Bonds, 1992, 5.70% ...........................     2,000,000    4/01/2007        2,230,640

Lyons Community Health Initatives Corp., Facility
Revenue Bonds, Series 1994, 6.55% .....................       470,000    9/01/2009          503,962

New York State Environmental Facilities Corp., State
Water Pollution Control, Revolving Fund Revenue
Bonds, Series 1994 D, (Pooled Loan Issue), 6.70% ......     2,000,000   11/15/2009        2,249,040

Tompkins County Industrial Development Agency, Life
Care Community Revenue Bonds, 1994, (Kendal at Ithaca
Inc. Project), 7.70% ..................................     1,430,000    6/01/2011        1,473,572

Port Authority of New York and New Jersey, Special
Project Bonds, (KIAC Partners Project), Series 4,
Subject to AMT, 6.75% .................................     3,000,000   10/01/2011        3,147,780

New York Local Government Assistance Corp., Refunding
Bonds, (A Public Benefit Corporation of the State of
New York), Series 1993E, 6.00% ........................     5,000,000    4/01/2014        5,775,200

New York State Thruway Authority, Local Highway and
Bridge Service Contract Bonds, Series 1995, 6.25% .....     1,000,000    4/01/2014        1,123,860

County of Nassua, New York, General Obligation
Refunding Bonds, Series G, MBIA Insured, 5.45% ........     1,000,000    1/15/2015        1,102,930

Dormitory Authority of the State of New York,
Montefiore Medical Center, FHA-Insured Mortgage
Hospital Revenue Bonds, Series 1996, AMBAC Insured,
5.25% .................................................     1,000,000    2/01/2015        1,040,300

Dormitory Authority of the State of New York, State
University Educational Facilities, Revenue Bonds,
Series 2000 C, FSA Insured, 5.75% .....................     1,000,000    5/15/2016        1,134,050

Dormitory Authority of the State of New York, City
University System Consolidated, Revenue Bonds, Series
1995 A, Ambac Insured, 5.625% .........................     1,000,000    7/01/2016        1,122,060

New York Transitional Finance Authority, Future Tax
Secured Bonds, Fiscal 2001 Series C, (Fixed Rate
Bonds), 5.375% ........................................       500,000    2/01/2017          528,765

County of Monroe, New York, General Obligation Bonds,
Public Improvement Refunding Bonds, Series 1996,
6.00% .................................................     1,535,000    3/01/2017        1,781,153

Dormitory Authority of the State of New York,
Department of Health of the State of New York,
Revenue Bonds, Series 1996, 5.75% .....................     5,000,000    7/01/2017        5,228,150

The City of New York, General Obligation Bonds,
Fiscal Series 1997 H, 6.00% ...........................     1,500,000    8/01/2017        1,589,715

Dormitory Authority of the State of New York, Mental
Health Services Facilities Improvement Revenue Bonds,
Series 1997 A, 5.50% ..................................       995,000    8/15/2017        1,030,382

New York Transitional Finance Authority, Future Tax
Secured Bonds, Fiscal 2001 Series C, (Fixed Rate
Bonds), 5.875% ........................................     1,000,000   11/01/2017        1,102,220

Orange County Industrial Development Agency Life Care
Community Revenue Bonds, (The Glen Arden, Inc. ........
Project), Series 1998, 5.625% .........................     1,000,000    1/01/2018          896,400

New York State Thruway Authority, Local Highway and
Bridge Service Contract Bonds, Series 1999, MBIA
Insured, 5.75% ........................................     1,000,000    4/01/2019        1,073,000

Dormitory Authority of the State of New York, State
University Educational Facilities, Revenue Bonds,
Series 1993 A, 5.50% ..................................     2,500,000    5/15/2019        2,714,350

County of Orange, New York, Various Purposes Bonds,
Series 1997, 5.125% ...................................     1,000,000    9/01/2019        1,016,730

Suffolk County Industrial Development Agency, Revenue
Bonds, Continuing Care Retirement Community First
Mortgage Fixed Rate Revenue Bonds, (Jefferson's Ferry
Project), Series 1999, 7.20% ..........................     1,500,000   11/01/2019        1,575,690

Tompkins County Industrial Development Agency, Civic
Facility Revenue Bonds, (Cornell University Project),
Series 2000, 5.625% ...................................     1,000,000    7/01/2020        1,143,940

Port Authority of New York and New Jersey, Special
Project Bonds, Series 6, (JFK International Air
Terminal LLC Project), Subject to AMT, MBIA Insured,
5.75% .................................................     3,000,000   12/01/2022        3,110,700

Tompkins County Industrial Development Agency, Life
Care Community Revenue Bonds, 1994 (Kendal at Ithaca
Inc., Project), 7.875% ................................     1,000,000    6/01/2024        1,029,740

Lyons Community Health Initatives Corp. (New York),
Facility Revenue Bonds, Series 1994, 6.80% ............       940,000    9/01/2024          994,558

New York State Energy Research and Development
Authority, Pollution Control Refunding Revenue Bonds,
(New York Electric & Gas Corp. Project), Series
1994D, 0.00% ..........................................       200,000   10/01/2029          200,000

Suffolk County, Industrial Development Agency, Civic
Facility Revenue Bonds, (The Southampton Hospital
Association Civic Facility), Series 1999A, 7.25% ......     3,000,000    1/01/2030        2,913,150

New York City Municipal Water Finance Authority,
Water and Sewer System Revenue Bonds, Fiscal 2000
Series B, Prefunded, 6.00% ............................     2,025,000    6/15/2033        2,367,225

New York City Municipal Water Finance Authority,
Water and Sewer System Revenue Bonds, Fiscal 2001,
Series A, 5.50% .......................................     2,000,000    6/15/2033        2,044,660
                                                                                       ------------
                                                                                         54,459,952
                                                                                       ------------
OHIO 0.9%

County of Miami, Ohio, Hospital Facilities Revenue
Refunding and Improvement Bonds, (Upper Valley
Medical Center), Series 1996A, 6.25% ..................     2,500,000    5/15/2016        2,558,300
                                                                                       ------------
PENNSYLVANIA 3.1%

Pennsylvania Economic Development Financing
Authority, Resource Recovery Revenue Bonds,
(Northampton Generating Project), Series 1994A, 6.40%
.. .....................................................     2,500,000    1/01/2009        2,547,375

Pennsylvania Economic Development Financing
Authority, Resource Recovery Revenue Bonds, (Colver
Project), Series 1994D, Subject to AMT, 7.05% .........     1,000,000   12/01/2010        1,042,090

The School District of Pittsburgh, (Allegheny County,
Pennsylvania), General Obligation Bonds, Refunding
Series 2002 A, FSA Insured, 5.50% .....................     1,000,000    9/01/2018        1,097,610

Philadelphia Authority For Industrial Development,
Lease Revenue Bonds, Series 2001B, FSA Insured, 5.50%
.. .....................................................     1,500,000   10/01/2020        1,573,620

Pennsylvania Economic Development Financing
Authority, Revenue Bonds, (Northwestern Human
Services, Inc. Project), 1998 Series A, 5.25% .........     3,000,000    6/01/2028        2,183,040
                                                                                       ------------
                                                                                          8,443,735
                                                                                       ------------
PUERTO RICO 5.2%

Puerto Rico Aqueduct and Sewer Authority, Refunding
Bonds, Series 1995, Commonwealth of Puerto Rico
Guaranteed, 6.25% .....................................     1,525,000    7/01/2012        1,770,860

Commonwealth of Puerto Rico, Public Improvement
Refunding Bonds, General Obligation Bonds, Series
1998, 5.25% ...........................................     1,000,000    7/01/2012        1,080,410

Commonwealth of Puerto Rico, Public Improvement
Refunding Bonds, General Obligation Bonds, Series
1999, FSA Insured, 5.25% ..............................     1,000,000    7/01/2015        1,093,370

Commonwealth of Puerto Rico, Public Improvement
Refunding Bonds, General Obligation Bonds, Series
1995, MBIA Insured, 5.65% .............................     1,000,000    7/01/2015        1,132,900

Puerto Rico Highway and Transportation Authority,
Transportation Revenue Bonds, Series A, Ambac
Insured, 0.00% ........................................     1,765,000    7/01/2016          952,765

Puerto Rico Public Buildings Authority, Government
Facilities Refunding Bonds, Series C, Commonwealth of
Puerto Rico Guaranteed, 5.50% .........................       500,000    7/01/2016          546,360

Commonwealth of Puerto Rico, Public Improvement
Refunding Bonds, General Obligation Bonds, Series
1998, MBIA-IBC Insured, 0.00% .........................     1,000,000    7/01/2017          505,910

Commonwealth of Puerto Rico, Public Improvement
Refunding Bonds, General Obligation Bonds, Series
1999, 5.25% ...........................................     2,000,000    7/01/2017        2,125,260

Puerto Rico Infrastructure Financing Authority,
Special Obligation Bonds, Series 2000 A, 5.50% ........     1,000,000   10/01/2017        1,083,470

Puerto Rico Highway and Transportaion Authority,
Transportation Revenue Bonds, Series B, Ambac
Insured, 5.75% ........................................     1,500,000    7/01/2019        1,636,995

Puerto Rico Public Finance Corporation, Revenue
Bonds, Series E, 6.00% ................................     2,000,000    8/01/2026        2,222,660
                                                                                       ------------
                                                                                         14,150,960
                                                                                       ------------
SOUTH CAROLINA 2.3%

The School District of Greenville County, South
Carolina Project, Installment Purchase Revenue Bonds,
Building Equity Sooner Tomorrow (BEST), Series 2002,
6.00% .................................................     3,000,000   12/01/2021        3,212,460

Tobacco Settlment Revenue Management Authority,
Tobacco Settlement Asset-Backed Bonds, Series 2001B,
6.375% ................................................     3,000,000    5/15/2030        2,991,960
                                                                                       ------------
                                                                                          6,204,420
                                                                                       ------------
TEXAS 4.6%

Amarillo, Texas, Health Facilities Corporation,
Hospital Revenue Bonds, (Baptist St. Anthony's
Hospital Corporation Project), Series 1998, FSA
Insured, 5.50% ........................................     2,830,000    1/01/2014        3,059,570

City of Houston, Texas, Water & Sewer System, Junior
Lien Revenue Forward Refunding Bonds, Series 2002 B,
AMBAC Insured, 5.75%+ .................................     1,000,000   12/01/2016        1,079,030

Texas Water Development Board, State Revolving Fund,
Senior Lien Revenue Bonds, Program Series 1998A,
4.75% .................................................     1,000,000    7/15/2020          975,710

Harris County-Houston Sports Authority, Senior Lien
Revenue Refunding Bonds, Series 2001A, MBIA Insured,
0.00% .................................................     3,000,000   11/15/2020        1,106,640

La Joya Independent School District (Hidalgo County,
Texas), Unlimited Tax School Building Bonds, Series
2000, PSF-GTD Insured, 5.50% ..........................     3,000,000    2/15/2025        3,072,030

Austin Texas Convertible Enterprises, Inc.,
Convention Center Hotel First Tier Revenue Bonds,
Series 2001A, 6.70% ...................................     1,250,000    1/01/2028        1,265,487

Cities of Dallas and Fort Worth, Texas Dallas/Fort
Worth International Airport, Joint Revenue
Improvement and Refunding Bonds, Series 2001A, FGIC
Insured, 5.50% ........................................     2,000,000   11/01/2035        2,014,360
                                                                                       ------------
                                                                                         12,572,827
                                                                                       ------------
U.S. VIRGIN ISLANDS 0.4%

Virgin Islands Public Finance Authority, Revenue
Bonds, (Virgin Island Gross Receipts Taxes Loan
Note), Series 1999 A, 6.375% ..........................     1,000,000   10/01/2019        1,100,440
                                                                                       ------------
UTAH 1.0%

Intermountain Power Agency, Utah, Power Supply
Revenue Refunding Bonds, Series A, 6.15% ..............     1,580,000    7/01/2014        1,781,956

Intermountain Power Agency, Utah, Power Supply
Revenue Refunding Bonds, 1996, Series A, 6.15% ........       920,000    7/01/2014          988,282
                                                                                       ------------
                                                                                          2,770,238
                                                                                       ------------
WISCONSIN 1.9%

Southeast Wisconsin Professional Baseball Park
District, Sales Tax Revenue Refunding Bonds, Series,
1998A, MBIA Insured, 5.50% ............................     2,800,000   12/15/2016        3,087,420

Badger Tobacco Asset Securitization Corp., Tobacco
Settlement Asset-Backed Bonds, 6.125% .................     2,000,000    6/01/2027        1,977,220
                                                                                       ------------
                                                                                          5,064,640
                                                                                       ------------
Total Municipal Bonds (Cost $256,639,342) ........................................      275,518,293
                                                                                       ------------

SHORT-TERM OBLIGATIONS 0.6%

Irvine Ranch Water District, California, Consolidated
Refunding Bonds, Constituting the Consolidated
Several General Obligations of Improvement, Series
1993 A, 1.93% .........................................       800,000   7/01/2002(+)        800,000

Lone Star Texas Airport Improvement Authority, Inc.,
Multiple Mode Demand Revenue Bonds, (American
Airlines, Inc. Project), Issue 1984 A, 2.03% ..........       800,000   7/01/2002(+)        800,000
                                                                                       ------------
Total Short-Term Obligations (Cost $1,600,000) ...................................        1,600,000
                                                                                       ------------
Total Investments (Cost $258,239,342) - 101.5% ...................................      277,118,293
Other Assets, Less Liabilities - (1.5%) ..........................................       (4,012,018)
                                                                                       ------------
Net Assets - 100.0% ..............................................................     $273,106,275
                                                                                       ============

Federal Income Tax Information:
At June 30, 2002, the net unrealized appreciation of investments based on cost for federal income tax purposes of $258,239,342 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is
an excess of value over tax cost .................................................     $ 20,160,607
Aggregate gross unrealized depreciation for all investments in which there is
an excess of tax cost over value .................................................       (1,281,656)
                                                                                       ------------
                                                                                       $ 18,878,951
                                                                                       ============

---------------------------------------------------------------------------------------------------
(+) Interest rates on these obligations may reset daily.
  + The delivery and payment of this security is beyond the normal settlement time.
    The purchase price and interest rate are fixed at the trade date although interest is not earned until settlement date.
  * A portion of this security is being used to collateralize the delayed delivery purchase noted above.
    The total market value of segregated securities is $3,477,390.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TAX-EXEMPT FUND

-------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------
June 30, 2002 (Unaudited)

ASSETS
Investments, at value (Cost $258,239,342) (Note 1) .....................     $  277,118,293
Interest receivable ....................................................          4,707,877
Receivable for fund shares sold ........................................          1,671,844
Receivable for securities sold .........................................            402,739
Other assets ...........................................................             60,600
                                                                             --------------
                                                                                283,961,353
LIABILITIES
Payable for securities purchased .......................................          8,652,183
Payable to custodian ...................................................          1,298,793
Dividends payable ......................................................            286,408
Payable for fund shares redeemed .......................................            167,060
Accrued management fee (Note 2) ........................................            116,329
Accrued transfer agent and shareholder services
  (Note 2) .............................................................             95,338
Accrued distribution and service fees (Note 4) .........................             82,780
Accrued administration fee (Note 2) ....................................             13,823
Accrued trustees' fees (Note 2) ........................................              4,880
Other accrued expenses .................................................            137,484
                                                                             --------------
                                                                                 10,855,078
                                                                             --------------
NET ASSETS                                                                   $  273,106,275
                                                                             ==============
Net Assets consist of:
  Undistributed net investment income ..................................     $      110,695
  Unrealized appreciation of investments ...............................         18,878,951
  Accumulated net realized loss ........................................           (417,268)
  Paid-in capital ......................................................        254,533,897
                                                                             --------------
                                                                             $  273,106,275
                                                                             ==============

Net Asset Value and redemption price per share of Class A shares
  ($189,555,835 / 22,700,638 shares)                                                  $8.35
                                                                                      =====
Maximum Offering Price per share of Class A shares ($8.35 / 0.955) .....              $8.74
                                                                                      =====

Net Asset Value and offering price per share of Class B(1) shares
  ($24,243,593 / 2,909,589 shares)* ....................................              $8.33
                                                                                      =====

Net Asset Value and offering price per share of Class B shares
  ($32,097,022 / 3,843,160 shares)* ....................................              $8.35
                                                                                      =====
Net Asset Value and offering price per share of Class C shares
  ($3,386,580 / 405,763 shares)* .......................................              $8.35
                                                                                      =====
Net Asset Value, offering price and redemption price per share of Class
  S shares ($23,823,245 / 2,861,199 shares) ............................              $8.33
                                                                                      =====
-------------------------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TAX-EXEMPT FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended June 30, 2002 (Unaudited)

INVESTMENT INCOME
Interest ........................................................  $  7,313,575
EXPENSES
Management fee (Note 2) .........................................       703,059
Transfer agent and shareholder services (Note 2) ................       290,547
Custodian fee ...................................................        69,824
Administration fee (Note 2) .....................................        38,307
Reports to shareholders .........................................         6,145
Distribution and service fees - Class A (Note 4) ................       270,866
Distribution and service fees - Class B(1) (Note 4) .............       105,812
Distribution and service fees - Class B (Note 4) ................       162,793
Distribution and service fees - Class C (Note 4) ................        15,748
Registration fees ...............................................        41,592
Audit fee .......................................................        40,594
Trustees' fees (Note 2) .........................................         7,576
Legal fees ......................................................         7,222
Miscellaneous ...................................................         5,249
                                                                   ------------
                                                                      1,765,334
Fees paid indirectly (Note 2) ...................................        (7,595)
                                                                   ------------
                                                                      1,757,739
                                                                   ------------
Net investment income ...........................................     5,555,836
                                                                   ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments (Notes 1 and 3) ................       470,033
Change in unrealized appreciation of investments ................     3,753,473
                                                                   ------------
Net gain on investments .........................................     4,223,506
                                                                   ------------
Net increase in net assets resulting from operations ............  $  9,779,342
                                                                   ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TAX-EXEMPT FUND

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED
                                                            JUNE 30, 2002                 YEAR ENDED
                                                             (UNAUDITED)               DECEMBER 31, 2001
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income .............................          $  5,555,836                 $  9,581,300
Net realized gain on investments ..................               470,033                    2,050,263
Change in unrealized appreciation
  (depreciation) of investments ...................             3,753,473                   (1,812,305)
                                                             ------------                 ------------
Net increase resulting from operations ............             9,779,342                    9,819,258
                                                             ------------                 ------------
Dividends from net investment income:
  Class A .........................................            (4,000,688)                  (7,277,509)
  Class B(1) ......................................              (395,442)                    (496,526)
  Class B .........................................              (607,551)                  (1,359,767)
  Class C .........................................               (58,762)                     (86,948)
  Class S .........................................              (429,817)                    (313,431)
                                                              -----------                  -----------
                                                               (5,492,260)                  (9,534,181)
                                                             ------------                 ------------
Net increase (decrease) from fund share
  transactions (Note 6) ...........................            45,147,166                   (2,997,710)
                                                             ------------                 ------------
Total increase (decrease) in net assets ...........            49,434,248                   (2,712,633)

NET ASSETS
Beginning of period ...............................           223,672,027                  226,384,660
                                                             ------------                 ------------
End of period (including undistributed net
  investment income of $110,695 and $47,119,
  respectively) ...................................          $273,106,275                 $223,672,027
                                                             ============                 ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH TAX-EXEMPT FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 2002

NOTE 1
State Street Research Tax-Exempt Fund is a series of State Street Research Tax-Exempt Trust (the "Trust"), which was organized as a Massachusetts business trust in December 1985 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund is presently the only series of the Trust.

The investment objective of the fund is to seek a high level of interest income exempt from federal income taxes. In seeking to achieve its investment objective, the fund invests primarily in tax-exempt debt obligations that the investment manager believes will not involve undue risk.

The fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 4.50%. Class A shares pay annual distribution and service fees equal to 0.30% of average daily net assets. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), the investment management subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The fund's expenses are borne pro rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Tax-exempt securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term obligations are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest accrued and discount earned, less amortization of premium and the estimated daily expenses of the fund. Interest income is accrued daily as earned.

Investment income and realized and unrealized gains and losses are allocated pro rata on the basis of relative net assets by the holders of all classes of shares. Net investment income is determined daily and consists of interest and dividends earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned.

D. DIVIDENDS
Dividends are declared daily by the fund based upon projected net investment income and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods. At December 31, 2001, the fund had a capital loss carryforward of $719,193 available, to the extent provided in regulations, to offset future capital gains, if any, of which $425,641 and $293,552 expires on December 31, 2007 and 2008, respectively.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. SECURITIES LENDING
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. During the six months ended June 30, 2002, there were no loaned securities.

NOTE 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.55% of the fund's average daily net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended June 30, 2002, the fees pursuant to such agreement amounted to $703,059.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), the investment management subsidiary of MetLife, provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended June 30, 2002, the amount of such expenses was $140,884.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of invested cash balances were used to reduce a portion of the fund's expenses. During the six months ended June 30, 2002, the fund's transfer agent fees were reduced by $7,595 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $7,576 during the six months ended June 30, 2002.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds. During the six months ended June 30, 2002, the amount of such expenses was $38,307.

NOTE 3
For the six months ended June 30, 2002, purchases and sales of securities, exclusive of short-term obligations and $46,596,442 of long-term purchases related to the merger (see note 5), aggregated $28,808,541 and $29,056,559, respectively.

NOTE 4
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A and 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/ or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended June 30, 2002, fees pursuant to such plans amounted to $270,866, $105,812, $162,793 and $15,748 for Class A, Class B(1), Class B and
Class C shares, respectively. For Class A, Class B, and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of June 30, 2002, there were $1,257,049, $1,143,688 and $1,724,263 for Class A, Class B
and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, earned initial sales charges aggregating $36,567 and $148,866, respectively, on sales of Class A shares of the fund during the six months ended June 30, 2002, and that MetLife Securities, Inc. earned commissions aggregating $113,023 and $412 on sales of Class B(1) and Class C shares, and the Distributor collected contingent deferred sales charges aggregating $32,673, $10,831 and $829 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

NOTE 5
At a Special Meeting of Shareholders on February 12, 2002, shareholders of the State Street Research New York Tax-Free Fund (the "New York Tax-Free Fund") approved an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of the New York Tax-Free Fund by the fund.

On February 22, 2002, the fund acquired the assets and liabilities of New York Tax-Free Fund in exchange for shares of each class of the fund. The acquisition was accounted for as a tax-free exchange of 2,299,143 Class A shares, 523,790 Class B(1) shares, 972,152 Class B shares, 108,179 Class C shares and 2,211,029 Class S shares of the fund for the net assets of New York Tax-Free Fund, which amounted to $19,185,901, $4,361,897, $8,113,605, $902,315 and $18,400,691 for
Class A, Class B(1), Class B, Class C and Class S shares, respectively. The net assets of New York Tax-Free Fund included $4,056,496 of unrealized appreciation at the close of business on February 22, 2002. The net assets of the fund immediately after the acquisition were $280,330,342.

NOTE 6
The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 par value per share. At June 30, 2002, MetLife owned 116,913 Class B(1) shares and 58,473 Class C shares of the fund.

These transactions break down by share class as follows:

                                               SIX MONTHS ENDED
                                                 JUNE 30, 2002                   YEAR ENDED
                                                  (UNAUDITED)                 DECEMBER 31, 2001
                                         ----------------------------    ----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold ..........................      5,467,380    $ 45,229,256       8,768,030    $ 72,564,030
Issued in connection with acquisition
  of New York Tax-Free Fund ..........      2,299,143      19,185,901            --              --
Issued upon reinvestment of
  dividends from net investment income        363,468       3,011,618         649,330       5,350,267
Shares redeemed ......................     (5,890,838)    (48,780,969)     (9,252,187)    (76,421,135)
                                         ------------    ------------    ------------    ------------
Net increase .........................      2,239,153    $ 18,645,806         165,173    $  1,493,162
                                         ============    ============    ============    ============

CLASS B(1)                                   SHARES         AMOUNT         SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold ..........................        468,372    $  3,867,295       1,028,705    $  8,465,966
Issued in connection with acquisition
 of New York Tax-Free Fund ...........        523,790       4,361,897            --              --
Issued upon reinvestment of dividends
  from net investment income .........         36,058         298,092          43,582         358,756
Shares redeemed ......................       (196,099)     (1,620,033)       (219,400)     (1,800,823)
                                         ------------    ------------    ------------    ------------
Net increase .........................        832,121    $  6,907,251         852,887    $  7,023,899
                                         ============    ============    ============    ============

CLASS B                                      SHARES         AMOUNT         SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold ..........................         42,225    $    350,563         293,688    $  2,415,287
Issued in connection with acquisition
  of New York Tax- Free Fund .........        972,152       8,113,605            --              --
Issued upon reinvestment of dividends
  from net investment income .........         54,091         448,089         165,884       1,359,767
Shares redeemed ......................       (960,554)     (7,939,738)     (1,641,317)    (13,566,335)
                                         ------------    ------------    ------------    ------------
Net increase (decrease) ..............        107,914    $    972,519      (1,181,745)   ($ 9,791,281)
                                         ============    ============    ============    ============

CLASS C                                      SHARES         AMOUNT         SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold ..........................         47,168    $    391,386         231,329    $  1,904,094
Issued in connection with acquisition
 of New York Tax-Free Fund ...........        108,179         902,315            --              --
Issued upon reinvestment of dividends
 from net investment income ..........          4,137          34,258           6,110          50,351
Shares redeemed ......................        (73,160)       (603,475)       (167,811)     (1,385,574)
                                         ------------    ------------    ------------    ------------
Net increase .........................         86,324    $    724,484          69,628    $    568,871
                                         ============    ============    ============    ============

CLASS S                                      SHARES         AMOUNT         SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold ..........................         25,040    $    205,998          48,305    $    396,681
Issued in connection with acquisition
 of New York Tax-Free Fund ...........      2,211,029      18,400,691            --              --
Issued upon reinvestment of
  dividends from net investment income         38,354         316,556          25,118         206,418
Shares redeemed ......................       (124,618)     (1,026,139)       (352,560)     (2,895,460)
                                         ------------    ------------    ------------    ------------
Net increase (decrease) ..............      2,149,805    $ 17,897,106        (279,137)   ($ 2,292,361)
                                         ============    ============    ============    ============
-----------------------------------------------------------------------------------------------------

STATE STREET RESEARCH TAX-EXEMPT FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                                       CLASS A
                                ------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                    YEARS ENDED DECEMBER 31
                                           JUNE 30, 2002     -------------------------------------------------------------
                                            (UNAUDITED)        2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)          8.19            8.18         7.79         8.54         8.51         8.10
                                             ---------       ---------    ---------    ---------    ---------    ---------
  Net investment income ($)                       0.18            0.37         0.38         0.39         0.40         0.40
  Net realized and unrealized
    gain (loss) on investments
    and futures contracts ($)                     0.16            0.00         0.39        (0.75)        0.08         0.40
                                             ---------       ---------    ---------    ---------    ---------    ---------
TOTAL FROM INVESTMENT OPERATIONS ($)              0.34            0.37         0.77        (0.36)        0.48         0.80
                                             ---------       ---------    ---------    ---------    ---------    ---------
  Dividends from net investment  income ($)      (0.18)          (0.36)       (0.38)       (0.39)       (0.41)       (0.39)
  Distributions from capital gains ($)            --              --           --          (0.00)       (0.04)        --
                                             ---------       ---------    ---------    ---------    ---------    ---------
TOTAL DISTRIBUTIONS ($)                          (0.18)          (0.36)       (0.38)       (0.39)       (0.45)       (0.39)
                                             ---------       ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD ($)                8.35            8.19         8.18         7.79         8.54         8.51
                                             =========       =========    =========    =========    =========    =========
Total return (%)(a)                               4.21(b)         4.65        10.10        (4.34)        5.79        10.17

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)      189,556         167,653      166,043      174,256      205,773      209,552
Expense ratio (%)                                 1.25(c)         1.27         1.28         1.15         1.03         1.08
Expense ratio after expense reductions (%)        1.24(c)         1.26         1.28         1.15         1.02         1.08
Ratio of net investment income
  to average net assets (%)                       4.48(c)         4.45         4.77         4.64         4.69         4.91
Portfolio turnover rate (%)                      11.19           34.88        17.47        24.60        36.22        60.48

                                                          CLASS B(1)
                               ----------------------------------------------------------------
                                         SIX MONTHS ENDED       YEARS ENDED DECEMBER 31
                                           JUNE 30, 2002     ----------------------------------
                                            (UNAUDITED)         2001         2000      1999(D)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF  PERIOD ($)         8.18            8.16         7.79        8.54
                                             ---------       ---------    ---------   ---------
  Net investment income ($)                       0.16            0.31         0.32        0.32
  Net realized and unrealized
    gain (loss) on investments
    and futures contracts ($)                     0.14            0.02         0.37       (0.74)
                                             ---------       ---------    ---------   ---------
TOTAL FROM INVESTMENT OPERATIONS ($)              0.30            0.33         0.69       (0.42)
                                             ---------       ---------    ---------   ---------
  Dividends from net investment income ($)       (0.15)          (0.31)       (0.32)      (0.33)
  Distribution from capital gains ($)             --              --           --         (0.00)
                                             ---------       ---------    ---------   ---------
TOTAL DISTRIBUTIONS ($)                          (0.15)          (0.31)       (0.32)      (0.33)
                                             ---------       ---------    ---------   ---------
NET ASSET VALUE, END OF PERIOD ($)                8.33            8.18         8.16        7.79
                                             =========       =========    =========   =========
Total return (%)(a)                               3.74(b)         4.06         9.07       (5.05)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)       24,244          16,987        9,999       7,428
Expense ratio (%)                                 1.95(c)         1.97         2.00        1.90
Expense ratio after expense reductions (%)        1.94(c)         1.96         2.00        1.90
Ratio of net investment income
  to average net assets (%)                       3.78(c)         3.72         4.01        3.89
Portfolio turnover rate (%)                      11.19           34.88        17.47       24.60
-----------------------------------------------------------------------------------------------
(a) Does not reflect any front-end or contingent deferred sales charges.
(b) Not annualized.
(c) Annualized.
(d) January 1, 1999 (commencement of share class) to December 31, 1999.

STATE STREET RESEARCH TAX-EXEMPT FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                       CLASS B
                                          --------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                    YEARS ENDED DECEMBER 31
                                           JUNE 30, 2002     -------------------------------------------------------------
                                            (UNAUDITED)        2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)          8.19            8.18         7.79         8.54         8.51         8.10
                                             ---------       ---------    ---------    ---------    ---------    ---------
  Net investment income ($)                       0.16            0.31         0.32         0.32         0.34         0.34
  Net realized and unrealized
    gain (loss) on investments
    and futures contracts ($)                     0.15            0.01         0.39        (0.74)        0.08         0.40
                                             ---------       ---------    ---------    ---------    ---------    ---------
TOTAL FROM INVESTMENT OPERATIONS ($)              0.31            0.32         0.71        (0.42)        0.42         0.74
                                             ---------       ---------    ---------    ---------    ---------    ---------
  Dividends from net investment income ($)       (0.15)          (0.31)       (0.32)       (0.33)       (0.39)       (0.33)

  Distributions from capital gains ($)            --              --           --          (0.00)       (0.04)        --
                                             ---------       ---------    ---------    ---------    ---------    ---------
TOTAL DISTRIBUTIONS ($)                          (0.15)          (0.31)       (0.32)       (0.33)       (0.39)       (0.33)
                                             ---------       ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD ($)                8.35            8.19         8.18         7.79         8.54         8.51
                                             =========       =========    =========    =========    =========    =========
Total return (%)(a)                               3.85(b)         3.92         9.32        (5.05)        5.01         9.35

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period
  ($ thousands)                                 32,097          30,603       40,218       49,002       63,445       54,093

Expense ratio (%)                                 1.95(c)         1.97         2.00         1.90         1.78         1.83

Expense ratio after expense
  reductions (%)                                  1.94(c)         1.96         2.00         1.90         1.77         1.83

Ratio of net investment income
  to average net assets (%)                       3.79(c)         3.76         4.04         3.88         3.93         4.15

Portfolio turnover rate (%)                      11.19           34.88        17.47        24.60        36.22        60.48

                                                                                       CLASS C
                                          --------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                    YEARS ENDED DECEMBER 31
                                           JUNE 30, 2002     -------------------------------------------------------------
                                            (UNAUDITED)        2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)          8.19            8.18         7.79         8.54         8.50         8.10
                                             ---------       ---------    ---------    ---------    ---------    ---------
  Net investment income ($)                       0.16            0.31         0.32         0.32         0.33         0.34
  Net realized and unrealized
    gain (loss) on investments
    and futures contracts ($)                     0.15            0.01         0.39        (0.74)        0.10         0.39
                                             ---------       ---------    ---------    ---------    ---------    ---------
TOTAL FROM INVESTMENT OPERATIONS ($)              0.31            0.32         0.71        (0.42)        0.43         0.73
                                             ---------       ---------    ---------    ---------    ---------    ---------
  Dividends from net investment income ($)       (0.15)          (0.31)       (0.32)       (0.33)       (0.35)       (0.33)
  Distributions from capital gains ($)            --              --           --          (0.00)       (0.04)        --
                                             ---------       ---------    ---------    ---------    ---------    ---------
TOTAL DISTRIBUTIONS ($)                          (0.15)          (0.31)       (0.32)       (0.33)       (0.39)       (0.33)
                                             ---------       ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD ($)                8.35            8.19         8.18         7.79         8.54         8.50
                                             =========       =========    =========    =========    =========    =========
Total return (%)(a)                               3.86(b)         3.92         9.32        (5.04)        5.14         9.23

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)        3,387           2,616        2,043        2,046        3,982        2,836
Expense ratio (%)                                 1.95(c)         1.97         2.00         1.90         1.78         1.83
Expense ratio after expense reductions (%)        1.94(c)         1.96         2.00         1.90         1.77         1.83
Ratio of net investment income
  to average net assets (%)                       3.78(c)         3.74         4.04         3.88         3.86         4.16
Portfolio turnover rate (%)                      11.19           34.88        17.47        24.60        36.22        60.48
--------------------------------------------------------------------------------------------------------------------------
(a) Does not reflect any front-end or contingent deferred sales charges.
(b) Not annualized.
(c) Annualized.

STATE STREET RESEARCH TAX-EXEMPT FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (contd)
--------------------------------------------------------------------------------

                                                                                       CLASS S
                                ------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                    YEARS ENDED DECEMBER 31
                                           JUNE 30, 2002     -------------------------------------------------------------
                                            (UNAUDITED)        2001         2000         1999         1998         1997
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)          8.17            8.16         7.77         8.52         8.49         8.09
                                             ---------       ---------    ---------    ---------    ---------    ---------
  Net investment income ($)                       0.23            0.38         0.39         0.40         0.42         0.42
  Net realized and unrealized
    gain (loss) on investments
    and futures contracts ($)                     0.12            0.02         0.40        (0.74)        0.08         0.39
                                             ---------       ---------    ---------    ---------    ---------    ---------
TOTAL FROM INVESTMENT OPERATIONS ($)              0.35            0.40         0.79        (0.34)        0.50         0.81
                                             ---------       ---------    ---------    ---------    ---------    ---------
  Dividends from net investment income ($)       (0.19)          (0.39)       (0.40)       (0.41)       (0.43)       (0.41)
  Distributions from capital gains ($)            --              --           --          (0.00)       (0.04)        --
                                             ---------       ---------    ---------    ---------    ---------    ---------
TOTAL DISTRIBUTIONS ($)                          (0.19)          (0.39)       (0.40)       (0.41)       (0.47)       (0.41)
                                             ---------       ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD ($)                8.33            8.17         8.16         7.77         8.52         8.49
                                             =========       =========    =========    =========    =========    =========
Total return (%)(a)                               4.38(b)         4.97        10.44        (4.11)        6.07        10.33
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)       23,823           5,813        8,082        9,021       10,713        8,817
Expense ratio (%)                                 0.95(c)         0.97         1.00         0.90         0.78         0.83
Expense ratio after expense reductions (%)        0.94(c)         0.96         1.00         0.90         0.77         0.83
Ratio of net investment income
  to average net assets (%)                       4.78(c)         4.76         5.05         4.88         4.93         5.15
Portfolio turnover rate (%)                      11.19           34.88        17.47        24.60        36.22        60.48
---------------------------------------------------------------------------------------------------------------------------
(a) Does not reflect any front-end or contingent deferred sales charges.
(b) Not annualized.
(c) Annualized.

STATE STREET RESEARCH TAX-EXEMPT FUND

                                                                                                 NUMBER OF
                                                                                                   FUNDS
                                   TERM OF                                                        IN FUND
                                   OFFICE                                                         COMPLEX
                                     AND                                                         OVERSEEN         OTHER
                      POSITION(s) LENGTH OF                                                         BY         DIRECTORSHIPS
NAME, ADDRESS AND        HELD       TIME                                                          TRUSTEE/       HELD BY
AGE(a)                 WITH FUND   SERVED(b)      PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS      OFFICER(c)   TRUSTEE/OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
BRUCE R. BOND           Trustee      Since    Retired; formerly Chairman of the Board, Chief         28    Ceridian Corporation
(56)                                 1999     Executive Officer and President, PictureTel
                                              Corporation (video conferencing systems)
-----------------------------------------------------------------------------------------------------------------------------------
STEVE A. GARBAN         Trustee      Since    Retired; formerly Senior Vice President for Finance    48    Metropolitan Series
(64)                                 1997     and Operations and Treasurer, The Pennsylvania               Fund, Inc.(d)
                                                                State University
-----------------------------------------------------------------------------------------------------------------------------------
DEAN O. MORTON          Trustee      Since    Retired; formerly Executive Vice President, Chief      48    The Clorox Company;
(70)                                 1986     Operating Officer and Director, Hewlett-Packard              KLA-Tencor Corporation;
                                              Company (computer manufacturer)                              BEA Systems, Inc.;
                                                                                                           Cepheid; Pharsight
                                                                                                           Corporation; and
                                                                                                           Metropolitan Series
                                                                                                           Fund, Inc.(d)
-----------------------------------------------------------------------------------------------------------------------------------
SUSAN M. PHILLIPS       Trustee      Since    Dean, School of Business and Public Management,        28    None
(57)                                 1998     George Washington University; formerly a member of
                                              the Board of Governors of the Federal Reserve
                                              System; Chairman and Commissioner of the Commodity
                                                      Futures Trading Commission
-----------------------------------------------------------------------------------------------------------------------------------
TOBY ROSENBLATT         Trustee      Since    President, Founders Investments Ltd. (investments);    48    A.P. PHARMA, Inc.; and
(64)                                 1993     formerly President, The Glen Ellen Company (private          Metropolitan Series
                                              investment firm)                                             Fund, Inc.(d)
-----------------------------------------------------------------------------------------------------------------------------------
MICHAEL S. SCOTT        Trustee      Since    Jay W. Forrester Professor of Management, Sloan        48    Metropolitan Series
MORTON                               1987     School of Management, Massachusetts Institute of             Fund, Inc.(d)
(64)                                          Technology
-----------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY         Trustee      Since    Attorney; formerly Partner, Dechert (law firm)         28    SEI Investments Funds
(71)                                 2002                                                                  (consisting of 104
                                                                                                           portfolios); and The
                                                                                                           Massachusetts Health &
                                                                                                           Education Tax-Exempt
                                                                                                           Trust
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

RICHARD S. DAVIS        Trustee      Since    Chairman of the Board, President and Chief             28    None
(56)(+)                              2000     Executive Officer of State Street Research &
                                              Management Company; formerly Senior Vice President,
                                              Fixed Income Investments, Metropolitan Life
                                              Insurance Company; and Managing Director, J.P.
                                                    Morgan Investment Management
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

PAUL J. CLIFFORD, JR.    Vice        Since    Senior Vice President of State Street Research &        1    None
(40)                   President     1993     Management Company; formerly Vice President of
                                              State Street Research & Management Company
-----------------------------------------------------------------------------------------------------------------------------------
JOHN H. KALLIS           Vice        Since    Senior Vice President of State Street Research &       21    None
(61)                   President     1994     Management Company
-----------------------------------------------------------------------------------------------------------------------------------
JOHN S. LOMBARDO         Vice        Since    Managing Director, Chief Financial Officer and         28    None
(47)                   President     2001     Director of State Street Research & Management
                                              Company; formerly Executive Vice President, State
                                              Street Research & Management Company; and Senior
                                              Vice President, Product and Financial Management,
                                                             MetLife Auto & Home
-----------------------------------------------------------------------------------------------------------------------------------
DAN R. STRELOW           Vice        Since    Managing Director of State Street Research &           19    None
(43)                   President     2002     Management Company; formerly Executive Vice
                                              President and Senior Vice President, State Street
                                                   Research & Management Company
-----------------------------------------------------------------------------------------------------------------------------------
DOUGLAS A. ROMICH      Treasurer     Since    Senior Vice President and Treasurer of State Street    28    None
(45)                                 2001     Research & Management Company; formerly Vice
                                              President and Assistant Treasurer, State Street
                                                   Research & Management Company
-----------------------------------------------------------------------------------------------------------------------------------
FRANCIS J.             Secretary     Since    Managing Director, General Counsel and Secretary of    28    None
MCNAMARA, III                        1995     State Street Research & Management Company;
(47)                                          formerly Executive Vice President of State Street
                                                   Research & Management Company
-----------------------------------------------------------------------------------------------------------------------------------
The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free
1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.
(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective
    Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.
(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is
    MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of
    Metropolitan Series Fund, Inc.
(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 23 separate portfolios.
(+) Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

STATE STREET RESEARCH TAX-FREE FUND                           -----------------
One Financial Center                                              PRSRT STD
Boston, MA 02111-2690                                               AUTO
                                                              U.S. POSTAGE PAID
                                                                HOLLISTON, MA
                                                                PERMIT NO. 20
                                                              -----------------

QUESTIONS? COMMENTS?

E-MAIL us at:
        info@ssrfunds.com
Visit us on the INTERNET at:
        WWW.SSRFUNDS.COM
CALL us toll-free at 1-87-SSR-FUNDS (1-877-773-8637)
        Hearing-impaired: 1-800-676-7876
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WRITE us at:
        State Street Research
        Service Center
        P.O. Box 8408
        Boston, MA 02266-8408

[Logo] STATE STREET RESEARCH

(C)2002 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Tax-Exempt Fund prospectus.

When used after September 30, 2002, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The DALBAR awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

CONTROL NUMBER: (exp0203) SSR-LD                                   TE-2193-0802